Expense Example - Acruence Active Hedge U.S. Equity ETF [Member]	Jul. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	$ 1,025